Empower International Growth Fund Investment Strategy - Empower International Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and related securities of foreign companies, including those in emerging markets. The Fund may have significant investments in a single country, a limited number of countries, or a particular geographic region. The Fund may also have exposure to non-U.S. securities across any market capitalization.The issuer of a security or other investment is generally deemed to be economically tied to a particular country other than the U.S. if: (1) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (2) the issuer is organized under the laws of that country; (3) the issuer maintains a principal office in that country; (4) the issuer has its principal securities trading market in that country; (5) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (6) the issuer has 50% or more of its assets in that country; or (7) the issuer is included in an index that is representative of that country.The Fund emphasizes a “growth style” of investing, seeking companies whose potential to provide superior earnings growth appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. The Fund may also invest in depositary receipts and derivatives, including but not limited to currency forwards and futures. Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”) and Lazard Asset Management LLC (“Lazard”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •JPMorgan uses a bottom-up investment approach to buying and selling investments and generally focuses on investing in stocks of companies that it believes have above average growth potential and that are also trading at reasonable valuations. •Lazard invests primarily in equity securities of what it considers to be quality growth businesses that can generate and sustain high levels of financial productivity and grow profits and cash flows by investing back into their businesses at similarly high rates of financial productivity. Lazard generally focuses on investing in securities of companies with a market capitalization of $3 billion or more.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to JPMorgan and a 50% allocation of the Fund’s assets to Lazard. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.